UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06574

The Latin American Discovery Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	March 31, 2015

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

The Latin American Discovery Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (98.0%)
Argentina (1.7%)
Banks
BBVA Banco Frances SA ADR	12,046	$246

Oil, Gas & Consumable Fuels
YPF SA ADR	38,839	1,066
		1,312
Brazil (46.6%)
Banks
Banco Bradesco SA (Preference)	258,178	2,400
Banco Bradesco SA ADR	305,126	2,832
Itau Unibanco Holding SA (Preference)	430,809	4,766
Itau Unibanco Holding SA (Preference) ADR	160,160	1,771
		11,769
Beverages
Ambev SA	64,911	375
Ambev SA ADR	486,378	2,802
		3,177
Capital Markets
Grupo BTG Pactual (Units) (a)	82,354	659

Food & Staples Retailing
Raia Drogasil SA	175,965	1,579

Food Products
BRF SA	266,826	5,292

Health Care Providers & Services
Qualicorp SA (b)	167,701	1,198

Internet Software & Services
MercadoLibre, Inc.	4,980	610

Machinery
Iochpe-Maxion SA	86,664	273

Metals & Mining
Vale SA	19,206	108
Vale SA (Preference)	45,850	222
Vale SA (Preference) ADR	50,341	244
Vale SA ADR	47,049	266
		840
Multi-line Retail
Lojas Americanas SA (Preference)	105,809	546
Lojas Renner SA	44,836	1,275
		1,821
Oil, Gas & Consumable Fuels
Petroleo Brasileiro SA	161,916	486
Petroleo Brasileiro SA (Preference)	500,470	1,526

Petroleo Brasileiro SA ADR	93,169	560
Ultrapar Participacoes SA	132,145	2,684
		5,256
Real Estate Management & Development
Multiplan Empreendimentos Imobiliarios SA	55,130	968

Trading Companies & Distributors
Mills Estruturas e Servicos de Engenharia SA	114,450	284

Transportation Infrastructure
CCR SA	328,966	1,680
		35,406
Chile (6.8%)
Electric Utilities
Enersis SA	4,561,990	1,490
Enersis SA ADR	14,050	229
		1,719
Multi-line Retail
SACI Falabella	328,231	2,512

Real Estate Management & Development
Parque Arauco SA	469,525	900
		5,131
Colombia (4.5%)
Construction Materials
Cementos Argos SA	227,691	747
Cemex Latam Holdings SA (b)	203,813	1,058
		1,805
Diversified Financial Services
Grupo de Inversiones Suramericana SA	14,800	191
Grupo de Inversiones Suramericana SA (Preference)	108,200	1,394
		1,585
		3,390
Mexico (31.8%)
Banks
Grupo Financiero Banorte SAB de CV Series O	489,267	2,837
Grupo Financiero Inbursa SAB de CV Series O	222,138	560
		3,397
Beverages
Fomento Economico Mexicano SAB de CV ADR (b)	67,318	6,294

Construction & Engineering
Promotora y Operadora de Infraestructura SAB de CV (b)	96,036	1,025

Construction Materials
Cemex SAB de CV ADR (b)	452,012	4,281

Industrial Conglomerates
Alfa SAB de CV (b)	1,441,053	2,914

Multi-line Retail
El Puerto de Liverpool SAB de CV (b)	121,116	1,420

Real Estate Investment Trusts (REITs)
Concentradora Fibra Hotelera Mexicana SA de CV REIT	635,352	843

Wireless Telecommunication Services
America Movil SAB de CV, Class L ADR	195,729	4,005
		24,179
Panama (2.0%)
Airlines
Copa Holdings SA, Class A	15,095	1,524

Peru (4.6%)
Banks
Credicorp Ltd.	24,615	3,462

Total Common Stocks (Cost $75,517)		74,404

Short-Term Investment (2.0%)

Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $1,546)	1,545,984	1,546
Total Investments (100.0%) (Cost $77,063) +		75,950
Other Assets in Excess of Liabilities (0.0%) (d)		8
Net Assets (100.0%)		$75,958

(a)                                 Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(b)                                 Non-income producing security.

(c)                                  The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2015, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(d)                                 Amount is less than 0.05%.

+                                         At March 31, 2015, the U.S. Federal income tax cost basis of investments was approximately $77,063,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was approximately $1,113,000 of which approximately $14,299,000 related to appreciated securities and approximately $15,412,000 related to depreciated securities.

ADR                     American Depositary Receipt.

REIT                  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	26.5%
Banks	24.8
Beverages	12.5
Oil, Gas & Consumable Fuels	8.3
Construction Materials	8.0
Multi-line Retail	7.6
Food Products	7.0
Wireless Telecommunication Services	5.3
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

The Latin American Discovery Fund, Inc.

Notes to the Portfolio of Investments • March 31, 2015 (unaudited)

Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (“MSIM Limited”) (the “Sub-Adviser”) determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”).  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have the ultimate responsibility of determining the fair value of the investments. Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Airlines	$1,524	$—	$—	$1,524
Banks	18,874	—	—	18,874
Beverages	9,471	—	—	9,471
Capital Markets	659	—	—	659
Construction & Engineering	1,025	—	—	1,025
Construction Materials	6,086	—	—	6,086
Diversified Financial Services	1,585	—	—	1,585
Electric Utilities	1,719	—	—	1,719
Food & Staples Retailing	1,579	—	—	1,579
Food Products	5,292	—	—	5,292
Health Care Providers & Services	1,198	—	—	1,198
Industrial Conglomerates	2,914	—	—	2,914
Internet Software & Services	610	—	—	610
Machinery	273	—	—	273
Metals & Mining	840	—	—	840
Multi-line Retail	5,753	—	—	5,753
Oil, Gas & Consumable Fuels	6,322	—	—	6,322
Real Estate Investment Trusts (REITs)	843	—	—	843
Real Estate Management & Development	1,868	—	—	1,868
Trading Companies & Distributors	284	—	—	284
Transportation Infrastructure	1,680	—	—	1,680
Wireless Telecommunication Services	4,005	—	—	4,005
Total Common Stocks	74,404	—	—	74,404
Short-Term Investment
Investment Company	1,546	—	—	1,546
Total Assets	$75,950	$—	$—	$75,950

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2015, securities with a total value of approximately $33,694,000 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2014 were valued using unadjusted quoted prices at March 31, 2015.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Latin American Discovery Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 20, 2015

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 20, 2015